10. CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Convertible notes, gross	$ 7,212,556	$ 6,497,556	$ 2,255,066
less conversions	(3,809,975)	0	0
less debt discount - beneficial conversion feature	(316,894)	(1,273,692)	0
less debt discount - warrants	(169,635)	(616,719)	0
less debt discount - warrants issued for services related to debt offering	(176,722)	(652,919)	0
Convertible notes, net	2,739,330	3,954,251	2,255,066
Convertible Note - Clayton A. Struve
Convertible notes, gross	1,071,000	1,071,000	1,071,000
Convertible Note - Ronald P. Erickson
Convertible notes, gross	1,184,066	1,184,066	1,184,066
2019 Debt Offering
Convertible notes, gross	4,242,490	4,242,515	0
2020 Debt Offering
Convertible notes, gross	$ 715,000	$ 0	$ 0